Allowance for Probable Loan Losses	12 Months Ended
Dec. 31, 2017
Allowance for Probable Loan Losses
Allowance for Probable Loan Losses

(4) Allowance for Probable Loan Losses

The allowance for probable loan losses primarily consists of the aggregate loan loss allowances of the bank subsidiaries. The allowances are established through charges to operations in the form of provisions for probable loan losses. Loan losses or recoveries are charged or credited directly to the allowances. The allowance for probable loan losses of each bank subsidiary is maintained at a level considered appropriate by management, based on estimated probable losses in the loan portfolio. The allowance for probable loan losses is derived from the following elements: (i) allowances established on specific impaired loans, which are based on a review of the individual characteristics of each loan, including the customer’s ability to repay the loan, the underlying collateral values, and the industry in which the customer operates, (ii) allowances based on actual historical loss experience for similar types of loans in the Company’s loan portfolio, and (iii) allowances based on general economic conditions, changes in the mix of loans, company resources, border risk and credit quality indicators, among other things.

The Company’s management continually reviews the allowance for loan losses of the bank subsidiaries using the amounts determined from the allowances established on specific impaired loans, the allowance established on quantitative historical loss percentages, and the allowance based on qualitative data to establish an appropriate amount to maintain in the Company’s allowance for loan losses. Should any of the factors considered by management in evaluating the adequacy of the allowance for probable loan losses change, the Company’s estimate of probable loan losses could also change, which could affect the level of future provisions for probable loan losses. While the calculation of the allowance for probable loan losses utilizes management’s best judgment and all information available, the adequacy of the allowance is dependent on a variety of factors beyond the Company’s control, including, among other things, the performance of the entire loan portfolio, the economy, changes in interest rates and the view of regulatory authorities towards loan classifications.

The loan loss provision is determined using the following methods. On a weekly basis, loan past due reports are reviewed by the credit quality committee to determine if a loan has any potential problems and if a loan should be placed on the Company’s internal classified report. Additionally, the Company’s credit department reviews the majority of the Company’s loans for proper internal classification purposes regardless of whether they are past due and segregates any loans with potential problems for further review. The credit department will discuss the potential problem loans with the servicing loan officers to determine any relevant issues that were not discovered in the evaluation. Also, an analysis of loans that is provided through examinations by regulatory authorities is considered in the review process. After the above analysis is completed, the Company will determine if a loan should be placed on an internal classified report because of issues related to the analysis of the credit, credit documents, collateral and/or payment history.

World and U.S. economic conditions have continued to improve; however, there remains some uncertainty created by continued issues with negative demographic trends, weak labor participation rates, enormous government debt, excessive regulations, and unfunded entitlement programs that could create a financial crisis.  The impact to the world and U.S. economy from these issues is being magnified by a lack of appropriate government action to find solutions to the problems.  In the Company’s market area, the challenges are further magnified by the uncertainty around the renegotiation of the North American Free Trade Agreement (“NAFTA”), and whether such negotiations will advance NAFTA or repeal it.  Economic risk factors are minimized by the underwriting standards of the bank subsidiaries. The general underwriting standards encompass the following principles:  (i) the financial strength of the borrower including strong earnings, a high net worth, significant liquidity and an acceptable debt to worth ratio, (ii) managerial and business competence, (iii) the ability to repay, (iv) for a new business, projected cash flows, (v) loan to value, (vi) in the case of a secondary guarantor, a guarantor financial statement, and (vii) financial and/or other character references.  Although the underwriting standards reduce the risk of loss, unique risk factors exist in each type of loan in which the bank subsidiaries invest.

Commercial and industrial loans are mostly secured by the collateral pledged by the borrower that is directly related to the business activities of the company such as accounts receivable and inventory. The ability of the borrower to collect accounts receivable, and to turn inventory into sales are risk factors in the repayment of the loan.

Construction and land development loans can carry risk of repayment when projects incur cost overruns, have an increase in the price of building materials, encounter zoning and environmental issues, or encounter other factors that may affect the completion of a project on time and on budget. Additionally, repayment risk may be negatively impacted when the market experiences a deterioration in the value of real estate. Risks specifically related to 1‑4 family development loans also include the practice by the mortgage industry of more restrictive underwriting standards, which inhibits the buyer from obtaining long term financing and excessive housing and lot inventory in the market.

Commercial real estate loans demonstrate a risk of repayment when market values deteriorate, the business experiences turnover in key management, the business has an inability to attract or keep occupancy levels stable, or when the market experiences an exit of a specific business industry that is significant to the local economy, such as a manufacturing plant.

First and second lien residential 1-4 family mortgage and consumer loan repayments may be affected by unemployment or underemployment and deteriorating market values of real estate.

A summary of the changes in the allowance for probable loan losses by loan class is as follows:

	December 31, 2017
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$25,649	$13,889	$16,731	$806	$2,455	$3,716	$531	$884	$64,661
Losses charge to allowance	(12,094)	(213)	(40)	—	(101)	(340)	(309)	(1)	(13,098)
Recoveries credited to allowance	4,020	21	527	—	11	258	45	21	4,903
Net losses charged to allowance	(8,074)	(192)	487	—	(90)	(82)	(264)	20	(8,195)
Provision (credit) charged to operations	10,330	(2,022)	(555)	303	585	2,469	173	(62)	11,221
Balance at December 31,	$27,905	$11,675	$16,663	$1,109	$2,950	$6,103	$440	$842	$67,687

	December 31, 2016
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$21,431	$13,920	$19,769	$1,248	$3,509	$5,321	$638	$1,152	$66,988
Losses charge to allowance	(32,959)	(16)	(1,890)	(180)	(70)	(331)	(414)	(41)	(35,901)
Recoveries credited to allowance	7,110	6,099	119	—	21	278	69	19	13,715
Net losses charged to allowance	(25,849)	6,083	(1,771)	(180)	(49)	(53)	(345)	(22)	(22,186)
Provision (credit) charged to operations	30,067	(6,114)	(1,267)	(262)	(1,005)	(1,552)	238	(246)	19,859
Balance at December 31,	$25,649	$13,889	$16,731	$806	$2,455	$3,716	$531	$884	$64,661

	December 31, 2015
	Domestic								Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$22,352	$12,955	$18,683	$846	$3,589	$4,683	$660	$1,060	$64,828
Losses charge to allowance	(24,802)	(695)	(492)	—	(157)	(275)	(704)	—	(27,125)
Recoveries credited to allowance	3,135	141	963	—	30	431	170	10	4,880
Net losses charged to allowance	(21,667)	(554)	471	—	(127)	156	(534)	10	(22,245)
Provision (credit) charged to operations	20,746	1,519	615	402	47	482	512	82	24,405
Balance at December 31,	$21,431	$13,920	$19,769	$1,248	$3,509	$5,321	$638	$1,152	$66,988

The allowance for probable loan losses is a reserve established through a provision for probable loan losses charged to expense, which represents management’s best estimate of probable loan losses when evaluating loans (i) individually or (ii) collectively. The decrease in the provision for probable loan losses charged to expense for the year ended December 31, 2017 can be attributed to a decrease in the historical loss experience in the commercial category of the calculation.  As discussed in prior periods, charge-offs increased from historical levels due to the deterioration of one relationship that is secured by multiple pieces of transportation equipment beginning in the fourth quarter of 2014.  The Company uses a three year historical charge-off experience in the calculation, therefore, as those charge-offs are eliminated from the calculation, the allowance for probable loan losses is impacted.  On August 26, 2017, Hurricane Harvey made landfall in Rockport, Texas, as a category four storm and followed the Gulf Coast of Texas north to the Houston metro area and finally the State of Louisiana.  The Texas Gulf Coast is an area where the Company serves many consumer and commercial customers.  The Company has reviewed the exposure to losses of property arising from the impact of Hurricane Harvey and has determined that the impact is not significant to warrant a specific reserve;  however, it is still evaluating the impact, therefore the Company’s allowance for probable loan losses at December 31, 2017 includes factors in the qualitative ratios used in the calculation to incorporate the potential impact of losses arising from the impact of Hurricane Harvey on certain portions of the loan portfolio.  The increase in losses charged to the allowance for probable loan losses for the year ended December 31, 2016 can be attributed to further deterioration in the previously identified and charged down relationship primarily secured by multiple pieces of transportation equipment. In March 2016, litigation against the management of the borrower was filed in the State of Nevada, resulting in a going concern issue with the borrower’s operations and the future use of the transportation equipment pledged as collateral on the relationship. As a result, management, in accordance with its credit review procedures, re-evaluated the collateral values on the equipment in light of the new circumstances and reduced the collateral values accordingly, resulting in a further charge-down of the relationship of approximately $19.4 million, which is included in the losses charged to the allowance in the commercial category in the table detailing the year ended December 31, 2016 activity. The impact of the charge-down is also reflected in the various tables in this Note including impaired loans, non-accrual loans and the credit quality indicator summary. Two large recoveries on loans charged off in prior years are included in the recoveries credited to the allowance in the table detailing activity for the year ended December 31, 2016.  The recoveries occurred in the first and third quarters of 2016 in the amounts of $4.4 million and $6 million, respectively and are included in the Commercial and Commercial Real Estate: Other Construction and Land Development categories.  The increase in charge-offs for the years ended December 31, 2015 in the Commercial category can be attributed to a charge down of the previously discussed relationship that is primarily secured by multiple pieces of transportation equipment.  The relationship was charged down by $13.5 million for the year ended December 31, 2015.

The table below provides additional information on the balance of loans individually or collectively evaluated for impairment and their related allowance, by loan class:

	December 31, 2017
	Loans Individually		Loans Collectively
	Evaluated For		Evaluated For
	Impairment		Impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance
	(Dollars in Thousands)
Domestic
Commercial	$17,947	$300	$1,068,520	$27,605
Commercial real estate: other construction & land development	2,455	116	1,681,095	11,559
Commercial real estate: farmland & commercial	33,123	18	2,010,162	16,645
Commercial real estate: multifamily	476	—	192,440	1,109
Residential: first lien	6,852	—	425,925	2,950
Residential: junior lien	723	—	700,025	6,103
Consumer	1,281	—	48,262	440
Foreign	347	—	158,539	842

Total	$63,204	$434	$6,284,968	$67,253

	December 31, 2016
	Loans Individually		Loans Collectively
	Evaluated For		Evaluated For
	Impairment		Impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance
	(Dollars in Thousands)
Domestic
Commercial	$22,412	$—	$887,255	$25,649
Commercial real estate: other construction & land development	4,776	371	1,712,099	13,518
Commercial real estate: farmland & commercial	10,810	546	1,932,260	16,185
Commercial real estate: multifamily	552	—	139,914	806
Residential: first lien	6,836	44	415,068	2,411
Residential: junior lien	978	—	609,340	3,716
Consumer	1,295	—	53,873	531
Foreign	746	—	166,474	884

Total	$48,405	$961	$5,916,283	$63,700

Loans accounted for on a non‑accrual basis at December 31, 2017, 2016 and 2015 amounted to $54,730,000,  $37,245,000 and $47,685,000, respectively. The effect of such non‑accrual loans reduced interest income by approximately $977,000,  $2,461,000 and $3,298,000 for the years ended December 31, 2017, 2016 and 2015, respectively. Amounts received on non‑accruals are applied, for financial accounting purposes, first to principal and then to interest after all principal has been collected. Accruing loans contractually past due 90 days or more as to principal or interest payments at December 31, 2017, 2016 and 2015 amounted to approximately $7,257,000,  $5,226,000 and $11,616,000, respectively.

The table below provides additional information on loans accounted for on a non‑accrual basis by loan class:

	December 31, 2017	December 31, 2016
	(Dollars in Thousands)
Domestic
Commercial	$17,909	$22,369
Commercial real estate: other construction & land development	2,455	4,776
Commercial real estate: farmland & commercial	33,123	8,314
Commercial real estate: multifamily	476	552
Residential: first lien	712	655
Residential: junior lien	11	166
Consumer	44	26
Foreign	—	387
Total non-accrual loans	$54,730	$37,245

Impaired loans are those loans where it is probable that all amounts due according to contractual terms of the loan agreement will not be collected. The Company has identified these loans through its normal loan review procedures. Impaired loans are measured based on (i) the present value of expected future cash flows discounted at the loan’s effective interest rate; (ii) the loan’s observable market price; or (iii) the fair value of the collateral if the loan is collateral dependent. Substantially all of the Company’s impaired loans are measured at the fair value of the collateral. In limited cases, the Company may use other methods to determine the level of impairment of a loan if such loan is not collateral dependent.

The following tables detail key information regarding the Company’s impaired loans by loan class for the year ended December 31, 2017:

	December 31, 2017
		Unpaid		Average
	Recorded	Principal	Related	Recorded	Interest
	Investment	Balance	Allowance	Investment	Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial	$1,300	$1,577	$300	$1,346	$—
Commercial real estate: other construction & land development	145	169	116	150	—
Commercial real estate: farmland & commercial	449	590	18	489	—
Total impaired loans with related allowance	$1,894	$2,336	$434	$1,985	$—

	December 31, 2017
		Unpaid	Average
	Recorded	Principal	Recorded	Interest
	Investment	Balance	Investment	Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$16,646	$44,095	$19,615	$3
Commercial real estate: other construction & land development	2,310	2,455	3,493	—
Commercial real estate: farmland & commercial	32,675	33,275	38,536	—
Commercial real estate: multifamily	476	505	511	—
Residential: first lien	6,852	6,968	7,249	324
Residential: junior lien	723	736	970	45
Consumer	1,281	1,283	1,293	3
Foreign	347	347	750	16
Total impaired loans with no related allowance	$61,310	$89,664	$72,417	$391

The following tables detail key information regarding the Company’s impaired loans by loan class for the year ended December 31, 2016:

	December 31, 2016
		Unpaid		Average
	Recorded	Principal	Related	Recorded	Interest
	Investment	Balance	Allowance	Investment	Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial real estate: other construction & land development	$1,958	$1,971	$371	2,512	—
Commercial real estate: farmland & commercial	2,808	3,948	546	3,247	—
Commercial real estate: multifamily	62	62	44	62	—
Total impaired loans with related allowance	$4,828	$5,981	$961	$9,579	$—

	December 31, 2016
		Unpaid	Average
	Recorded	Principal	Recorded	Interest
	Investment	Balance	Investment	Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$21,412	$50,737	$19,354	$3
Commercial real estate: other construction & land development	2,818	4,419	2,336	67
Commercial real estate: farmland & commercial	8,002	9,054	8,523	110
Commercial real estate: multifamily	552	562	401	—
Residential: first lien	6,774	6,847	6,860	298
Residential: junior lien	978	1,017	1,011	52
Consumer	1,295	1,295	1,214	1
Foreign	746	746	751	16
Total impaired loans with no related allowance	$42,577	$74,677	$40,450	$547

A portion of the impaired loans have adequate collateral and credit enhancements not requiring a related allowance for loan loss. Management is confident the Company’s loss exposure regarding these credits will be significantly reduced due to the Company’s long‑standing practices that emphasize secured lending with strong collateral positions and guarantor support. Management is likewise confident the reserve for probable loan losses is adequate.

Management of the Company recognizes the risks associated with these impaired loans.  However, management's decision to place loans in this category does not necessarily mean that losses will occur. In the current environment, troubled loan management can be protracted because of the legal and process problems that delay the collection of an otherwise collectible loan.  Additionally, management believes that the collateral related to these impaired loans and/or the secondary support from guarantors mitigates the potential for losses from impaired loans.

The following table details loans accounted for as “troubled debt restructuring,” segregated by loan class.  Loans accounted for as troubled debt restructuring are included in impaired loans.

	December 31, 2017	December 31, 2016
	(Dollars in Thousands)
Domestic
Commercial	$6,910	$10,710
Commercial real estate: farmland & commercial	—	3,086
Residential: first lien	6,140	6,181
Residential: junior lien	712	812
Consumer	1,237	1,269
Foreign	347	360

Total troubled debt restructuring	$15,346	$22,418

The bank subsidiaries charge off that portion of any loan which management considers to represent a loss, as well as that portion of any other loan which is classified as a “loss” by bank examiners. Commercial and industrial or real estate loans are generally considered by management to represent a loss, in whole or part, when an exposure beyond any collateral coverage is apparent and when no further collection of the loss portion is anticipated based on the borrower’s financial condition and general economic conditions in the borrower’s industry. Generally, unsecured consumer loans are charged‑off when 90 days past due.

While management of the Company considers that it is generally able to identify borrowers with financial problems reasonably early and to monitor credit extended to such borrowers carefully, there is no precise method of predicting loan losses. The determination that a loan is likely to be uncollectible and that it should be wholly or partially charged‑off as a loss is an exercise of judgment. Similarly, the determination of the adequacy of the allowance for probable loan losses can be made only on a subjective basis. It is the judgment of the Company’s management that the allowance for probable loan losses at December 31, 2017 and December 31, 2016, was adequate to absorb probable losses from loans in the portfolio at that date.

The following table presents information regarding the aging of past due loans by loan class:

	December 31, 2017
				90 Days or	Total
	30 - 59	60 - 89	90 Days or	greater &	Past		Total
	Days	Days	Greater	still accruing	Due	Current	Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$3,790	$398	$18,308	$537	$22,496	$1,063,971	$1,086,467
Commercial real estate: other construction & land development	354	308	820	6	1,482	1,682,068	1,683,550
Commercial real estate: farmland & commercial	3,925	518	31,133	954	35,576	2,007,709	2,043,285
Commercial real estate: multifamily	84	—	476	—	560	192,356	192,916
Residential: first lien	4,295	2,458	4,095	3,861	10,848	421,929	432,777
Residential: junior lien	1,310	580	1,110	1,099	3,000	697,748	700,748
Consumer	868	98	160	133	1,126	48,417	49,543
Foreign	1,229	69	667	667	1,965	156,921	158,886
Total past due loans	$15,855	$4,429	$56,769	$7,257	$77,053	$6,271,119	$6,348,172

	December 31, 2016
				90 Days or	Total
	30 - 59	60 - 89	90 Days or	greater &	Past		Total
	Days	Days	Greater	still accruing	Due	Current	Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$4,081	$829	$21,123	$392	$26,033	$883,634	$909,667
Commercial real estate: other construction & land development	1,502	396	4,456	9	6,354	1,710,521	1,716,875
Commercial real estate: farmland & commercial	3,454	3,054	6,150	289	12,658	1,930,412	1,943,070
Commercial real estate: multifamily	44	—	552	—	596	139,870	140,466
Residential: first lien	5,615	1,350	4,143	3,756	11,108	410,796	421,904
Residential: junior lien	762	178	540	382	1,480	608,838	610,318
Consumer	910	95	413	387	1,418	53,750	55,168
Foreign	931	425	397	11	1,753	165,467	167,220
Total past due loans	$17,299	$6,327	$37,774	$5,226	$61,400	$5,903,288	$5,964,688

The increase in the commercial real estate: farmland and commercial in the 90 days and greater category at December 31, 2017 compared to December 31, 2016 can be attributed to a relationship that is secured by a water park that is currently classified as Impaired.  The Company’s internal classified report is segregated into the following categories: (i) “Special Review Credits,” (ii) “Watch List—Pass Credits,” or (iii) “Watch List—Substandard Credits.” The loans placed in the “Special Review Credits” category reflect the Company’s opinion that the loans reflect potential weakness which require monitoring on a more frequent basis. The “Special Review Credits” are reviewed and discussed on a regular basis with the credit department and the lending staff to determine if a change in category is warranted. The loans placed in the “Watch List—Pass Credits” category reflect the Company’s opinion that the credit contains weaknesses which represent a greater degree of risk, which warrant “extra attention.” The “Watch List—Pass Credits” are reviewed and discussed on a regular basis with the credit department and the lending staff to determine if a change in category is warranted. The loans placed in the “Watch List—Substandard Credits” classification are considered to be potentially inadequately protected by the current sound worth and debt service capacity of the borrower or of any pledged collateral. These credit obligations, even if apparently protected by collateral value, have shown defined weaknesses related to adverse financial, managerial, economic, market or political conditions which may jeopardize repayment of principal and interest. Furthermore, there is the possibility that some future loss could be sustained by the Company if such weaknesses are not corrected. For loans that are classified as impaired, management evaluates these credits in accordance with the provision of. ASC 310‑10, “Receivables,” and, if deemed necessary, a specific reserve is allocated to the credit. The specific reserve allocated under ASC 310‑10, is based on (i) the present value of expected future cash flows discounted at the loan’s effective interest rate; (ii) the loan’s observable market price; or (iii) the fair value of the collateral if the loan is collateral dependent. Substantially all of the Company’s loans evaluated as impaired under ASC 310‑10 are measured using the fair value of collateral method. In limited cases, the Company may use other methods to determine the specific reserve of a loan under ASC 310‑10 if such loan is not collateral dependent.

The allowance based on historical loss experience on the Company’s remaining loan portfolio, which includes the “Special Review Credits,” “Watch List—Pass Credits,” and “Watch List—Substandard Credits” is determined by segregating the remaining loan portfolio into certain categories such as commercial loans, installment loans, international loans, loan concentrations and overdrafts. Installment loans are then further segregated by number of days past due. A historical loss percentage, adjusted for (i) management’s evaluation of changes in lending policies and procedures, (ii) current economic conditions in the market area served by the Company, (iii) other risk factors, (iv) the effectiveness of the internal loan review function, (v) changes in loan portfolios, and (vi) the composition and concentration of credit volume is applied to each category. Each category is then added together to determine the allowance allocated under ASC 450‑20.

A summary of the loan portfolio by credit quality indicator by loan class is as follows:

		December 31, 2017
		Special	Watch	Watch List—	Watch List—
	Pass	Review	List—Pass	Substandard	Impaired
		(Dollars in Thousands)
Domestic
Commercial	$905,707	$—	$3,170	$159,643	$17,947
Commercial real estate: other construction & land development	1,616,604	1,288	672	62,531	2,455
Commercial real estate: farmland & commercial	1,863,763	5,134	41,820	99,445	33,123
Commercial real estate: multifamily	192,440	—	—	—	476
Residential: first lien	425,811	40	—	74	6,852
Residential: junior lien	699,875	150	—	—	723
Consumer	48,262	—	—	—	1,281
Foreign	158,539	—	—	—	347
Total	$5,911,001	$6,612	$45,662	$321,693	$63,204

		December 31, 2016
		Special	Watch	Watch List—	Watch List—
	Pass	Review	List—Pass	Substandard	Impaired
		(Dollars in Thousands)
Domestic
Commercial	$720,350	$90,746	$1,121	$75,038	$22,412
Commercial real estate: other construction & land development	1,648,633	1,986	—	61,480	4,776
Commercial real estate: farmland & commercial	1,792,542	7,983	59,872	71,863	10,810
Commercial real estate: multifamily	139,914	—	—	—	552
Residential: first lien	413,638	814	—	616	6,836
Residential: junior lien	609,190	150	—	—	978
Consumer	53,873	—	—	—	1,295
Foreign	166,474	—	—	—	746
Total	$5,544,614	$101,679	$60,993	$208,997	$48,405

The decrease in Special review credits for December 31, 2017 compared to December 31, 2016 can be attributed to the reclassification of a relationship secured by barges used in the transportation of petroleum products from Special Review to Watch List - Substandard and by the reclassification of a relationship secured by equipment used in oil and gas production from Special Review to the Pass category.  The decrease in the Watch List – Pass credits for December 31, 2017 compared to December 31, 2016 can be attributed to a relationship secured by real estate from Watch List – Pass to the Pass category.  The increase in Watch List – Substandard credits at December 31, 2017 compared to December 31, 2016 can be primarily attributed to the relationship mentioned above, in addition to the reclassification of three additional relationships from Pass to Watch List – Substandard.  One such relationship is in the oil and gas production business, one is in the water park business and is secured by a water park, and one is secured by construction equipment.  Additionally, there was an increase in the outstanding balance on a relationship primarily secured by transportation equipment, which was already classified as Watch List-Substandard at December 31, 2016.